CONSOLIDATED BALANCE SHEETS(USD ($)) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 151,543	$ 199,696
Restricted cash	835
Term deposits	64,686
Accounts receivable, net of allowance for doubtful accounts of $823 and $1,859 as of December 31, 2011 and 2012, respectively	45,985	36,273
Due from related parties, trading	4,749	1,056
Due from related parties, non-trading	3	221
Prepaid expense and other current assets	7,840	5,725
Deferred tax assets-current	1,838	1,355
Total current assets	277,479	244,326
Properties and equipment, net	47,120	49,245
Prepayment for acquisition of property	8,677
Equity method investments	4,164	4,442
Prepaid consideration in connection with equity investment		183
Acquired intangible assets, net	5,004	6,855
Goodwill	8,837	8,747
Deferred tax assets-non-current	150	224
Other long term assets	373	445
TOTAL ASSETS	351,804	314,467
Current liabilities
Accounts payable (including accounts payable of the consolidated variable interest entities without recourse to AutoNavi Holdings Limited $2,358 and $2,124 as of December 31, 2011 and 2012, respectively)	2,124	2,364
Deferred revenue (including deferred revenue of the consolidated variable interest entities without recourse to AutoNavi Holdings Limited $5,567 and $13,907 as of December 31, 2011 and 2012, respectively)	14,630	7,328
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated variable interest entities without recourse to AutoNavi Holdings Limited $23,944 and $26,230 as of December 31, 2011 and 2012, respectively)	29,613	26,071
Income tax payable (including income taxes payable of the consolidated variable interest entities without recourse to AutoNavi Holdings Limited $7,394 and $10,082 as of December 31, 2011 and 2012, respectively)	10,417	7,481
Total current liabilities	56,784	43,244
Non-current liabilities
Deferred tax liability-non-current (including deferred tax liability of the consolidated variable interest entities without recourse to AutoNavi Holdings Limited $1,191 and $862 as of December 31, 2011 and 2012, respectively)	966	1,345
Total liabilities	57,750	44,589
Commitments (Note 21)
AutoNavi Holdings Limited shareholders' equity:
Ordinary shares ($0.0001 par value; 500,000,000 shares authorized; 195,837,580 and 196,979,163 shares issued, and 191,473,716 and 185,568,940 shares outstanding as of December 31, 2011 and 2012, respectively)	19	19
Additional paid-in capital	189,373	175,726
Treasury stock	(29,164)
Statutory reserve	11,668	9,363
Retained earnings	95,715	61,517
Accumulated other comprehensive income	20,546	18,262
Total AutoNavi Holdings Limited shareholders' equity	288,157	264,887
Noncontrolling interest	5,897	4,991
Total equity	294,054	269,878
TOTAL LIABILITIES AND EQUITY	$ 351,804	$ 314,467